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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number      811-07677

Profit Funds Investment Trust

(Exact name of registrant as specified in charter)

8401 Colesville Road, Suite 320 Silver Spring, Maryland	20910
(Address of principal executive offices)	(Zip code)

Eugene A. Profit

Profit Investment Management       8401 Colesville Road       Silver Spring, Maryland 20910

(Name and address of agent for service)

Registrant's telephone number, including area code:  (301) 650-0059

Date of fiscal year end:         September 30, 2012

Date of reporting period:       June 30, 2012

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

The Profit Fund
Schedule of Investments
June 30, 2012 (Unaudited)
Shares	Common Stocks - 98.5%	Value

	Consumer Discretionary - 13.4%
	Hotels, Restaurants & Leisure - 2.4%
3,230	McDonald's Corp.	$285,952

	Multiline Retail - 3.6%
3,540	Dollar Tree, Inc. (a)	190,452
3,870	Target Corp.	225,195
		415,647
	Specialty Retail - 4.6%
6,490	Home Depot, Inc. (The)	343,905
630	Tiffany & Co.	33,359
1,880	Tractor Supply Co.	156,153
		533,417
	Textiles, Apparel & Luxury Goods - 2.8%
1,760	Fossil, Inc. (a)	134,710
2,170	NIKE, Inc. - Class B	190,483
		325,193
	Consumer Staples - 5.7%
	Beverages - 3.9%
3,085	Coca-Cola Co. (The)	241,216
2,977	PepsiCo, Inc.	210,355
		451,571
	Food & Staples Retailing - 1.8%
2,210	Costco Wholesale Corp.	209,950

	Energy - 9.2%
	Energy Equipment & Services - 1.4%
2,490	Oil States International, Inc. (a)	164,838

	Oil, Gas & Consumable Fuels - 7.8%
2,160	Chevron Corp.	227,880
5,460	Exxon Mobil Corp.	467,212
6,100	Plains Exploration & Production Co. (a)	214,598
		909,690
	Financials - 6.6%
	Capital Markets - 2.5%
2,619	Franklin Resources, Inc.	290,683

The Profit Fund
Schedule of Investments (Continued)
Shares	Common Stocks - 98.5% (Continued)	Value

	Financials - 6.6% (Continued)
	Consumer Finance - 2.2%
4,500	American Express Co.	$261,945

	Insurance - 1.9%
2,220	AFLAC, Inc.	94,550
1	Berkshire Hathaway, Inc. - Class A (a)	124,945
		219,495
	Health Care - 14.8%
	Biotechnology - 2.4%
1,100	Biogen Idec, Inc. (a)	158,818
1,953	Celgene Corp. (a)	125,304
		284,122
	Health Care Equipment & Supplies - 3.6%
2,690	Cooper Cos., Inc. (The)	214,554
5,390	Medtronic, Inc.	208,755
		423,309
	Health Care Providers & Services - 5.1%
5,810	Aetna, Inc.	225,254
3,240	Express Scripts Holding Co. (a)	180,889
3,010	WellPoint, Inc.	192,008
		598,151
	Pharmaceuticals - 3.7%
10,180	Mylan, Inc. (a)	217,547
9,340	Pfizer, Inc.	214,820
		432,367
	Industrials - 10.9%
	Aerospace & Defense - 0.9%
1,435	United Technologies Corp.	108,386

	Air Freight & Logistics - 4.7%
2,940	FedEx Corp.	269,333
3,610	United Parcel Service, Inc. - Class B	284,324
		553,657
	Industrial Conglomerates - 3.4%
2,050	3M Co.	183,680
10,340	General Electric Co.	215,486
		399,166
	Road & Rail - 1.9%
9,900	CSX Corp.	221,364

	Information Technology - 33.6%
	Communications Equipment - 2.0%
4,162	QUALCOMM, Inc.	231,740

The Profit Fund
Schedule of Investments (Continued)
Shares	Common Stocks - 98.5% (Continued)	Value

	Information Technology - 33.6% (Continued)
	Computers & Peripherals - 9.2%
982	Apple, Inc. (a)	$573,488
12,726	EMC Corp. (a)	326,167
5,730	Western Digital Corp. (a)	174,650
		1,074,305
	Internet Software & Services - 3.9%
5,305	eBay, Inc. (a)	222,863
400	Google, Inc. - Class A (a)	232,028
		454,891
	IT Services - 7.4%
4,230	Automatic Data Processing, Inc.	235,442
1,240	International Business Machines Corp.	242,519
3,170	Visa, Inc. - Class A	391,907
		869,868
	Semiconductors & Semiconductor Equipment - 2.7%
11,845	Intel Corp.	315,669

	Software - 8.4%
2,715	Citrix Systems, Inc. (a)	227,897
14,790	Microsoft Corp.	452,426
5,750	Oracle Corp.	170,775
9,120	Symantec Corp. (a)	133,243
		984,341
	Materials - 4.3%
	Chemicals - 4.3%
5,010	E. I. du Pont de Nemours and Co.	253,356
4,870	Eastman Chemical Co.	245,302
		498,658

	Total Common Stocks (Cost $9,058,788)	$11,518,375

Shares	Money Market Funds - 1.4%	Value

82,814	Fidelity Institutional Government Portfolio, 0.01% (b)	$82,814
82,814	Wells Fargo Advantage Heritage Fund - Institutional Class, 0.06% (b)	82,814
	Total Money Market Funds (Cost $165,628)	$165,628

	Total Investment Securities at Value - 99.9%
	(Cost $9,224,416)	$11,684,003

	Other Assets in Excess of Liabilities - 0.1%	13,336

	Net Assets - 100.0%	$11,697,339

(a) Non-income producing security.
(b) Variable rate security. The rate shown is the 7-day effective yield as of June 30, 2012.

See accompanying notes to Schedules of Investments.

The Profit Opportunity Fund
Schedule of Investments
June 30, 2012 (Unaudited)
Shares	Common Stocks - 93.5%	Value

	Consumer Discretionary - 15.9%
	Leisure Equipment & Products - 2.8%
1,483	Callaway Golf Co.	$8,764

	Specialty Retail - 4.8%
373	Chico's FAS, Inc.	5,535
180	Vitamin Shoppe, Inc. (a)	9,887
		15,422
	Textiles, Apparel & Luxury Goods - 8.3%
352	G-III Apparel Group Ltd. (a)	8,339
385	Maidenform Brands, Inc. (a)	7,669
175	True Religion Apparel, Inc.	5,071
260	Vera Bradley, Inc. (a)	5,481
		26,560
	Consumer Staples - 3.2%
	Beverages - 3.2%
85	Boston Beer Co., Inc. (The) - Class A (a)	10,285

	Energy - 4.7%
	Energy Equipment & Services - 2.1%
100	Oil States International, Inc. (a)	6,620

	Oil, Gas & Consumable Fuels - 2.6%
323	Stone Energy Corp. (a)	8,185

	Financials - 11.2%
	Capital Markets - 4.4%
97	GAMCO Investors, Inc. - Class A	4,306
1,230	Janus Capital Group, Inc.	9,619
		13,925
	Consumer Finance - 4.2%
115	First Cash Financial Services, Inc. (a)	4,619
136	World Acceptance Corp. (a)	8,949
		13,568
	Insurance - 2.6%
937	SeaBright Holdings, Inc.	8,330

	Health Care - 11.5%
	Biotechnology - 1.8%
790	Dendreon Corp. (a)	5,846

	Health Care Equipment & Supplies - 5.1%
387	NuVasive, Inc. (a)	9,814
622	Syneron Medical Ltd. (a)	6,456
		16,270
	Health Care Providers & Services - 4.6%
115	Healthways, Inc. (a)	918
110	Lifepoint Hospitals, Inc. (a)	4,508
710	MModal, Inc. (a)	9,216
		14,642

The Profit Opportunity Fund
Schedule of Investments (Continued)
Shares	Common Stocks - 93.5% (Continued)	Value

	Industrials - 24.7%
	Aerospace & Defense - 4.7%
214	BE Aerospace, Inc. (a)	$9,343
215	Ceradyne, Inc.	5,515
		14,858
	Air Freight & Logistics - 2.9%
288	Forward Air Corp.	9,294

	Building Products - 2.3%
653	Insteel Industries, Inc.	7,281

	Commercial Services & Supplies - 2.9%
416	Rollins, Inc.	9,306

	Electrical Equipment - 2.2%
113	Regal-Beloit Corp.	7,035

	Industrial Conglomerates - 3.1%
142	Raven Industries, Inc.	9,882

	Machinery - 1.4%
62	Toro Co. (The)	4,544

	Professional Services - 2.6%
311	Insperity, Inc.	8,413

	Trading Companies & Distributors - 2.6%
142	WESCO International, Inc. (a)	8,172

	Information Technology - 19.0%
	Communications Equipment - 2.5%
283	Comtech Telecommunications Corp.	8,088

	Electronic Equipment, Instruments & Components - 4.0%
294	Plexus Corp. (a)	8,291
142	ScanSource, Inc. (a)	4,351
		12,642
	Internet Software & Services - 0.3%
10	CoStar Group, Inc. (a)	812

	Semiconductors & Semiconductor Equipment - 8.3%
533	Atmel Corp. (a)	3,571
149	Cymer, Inc. (a)	8,784
1,925	MEMC Electronic Materials, Inc. (a)	4,177
750	OmniVision Technologies, Inc. (a)	10,020
		26,552

The Profit Opportunity Fund
Schedule of Investments (Continued)
Shares	Common Stocks - 93.5% (Continued)	Value

	Information Technology - 19.0% (Continued)
	Software - 3.9%
163	Fair Isaac Corp.	$6,892
593	Take-Two Interactive Software, Inc. (a)	5,610
		12,502
	Materials - 3.3%
	Metals & Mining - 3.3%
136	Reliance Steel & Aluminum Co.	6,868
258	Seabridge Gold, Inc. (a)	3,738
		10,606

	Total Common Stocks (Cost $311,728)	$298,404

Shares	Money Market Funds - 5.0%	Value

7,946	Fidelity Institutional Government Portfolio, 0.01% (b)	$7,946
7,945	Fidelity Institutional Money Market Portfolio, 0.18% (b)	7,945
	Total Money Market Funds (Cost $15,891)	$15,891

	Total Investment Securities at Value - 98.5%
	(Cost $327,619)	$314,295

	Other Assets in Excess of Liabilities - 1.5%	4,964

	Net Assets - 100.0%	$319,259

(a) Non-income producing security.
(b) Variable rate security. The rate shown is the 7-day effective yield as of June 30, 2012.

See accompanying notes to Schedules of Investments.

The Profit Funds Investment Trust
Notes to Schedules of Investments
June 30, 2012 (Unaudited)

1.	Securities valuation

The portfolio securities of The Profit Fund and The Profit Opportunity Fund (the “Funds”) are valued as of the close of business of the regular session of trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time).  Securities which are traded on stock exchanges are valued at the closing price on the day the securities are being valued, or, if not traded on a particular day, at the closing bid price.  Securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price.  Securities traded in the over-the-counter market are valued at the last sale price, if available, otherwise, at the last quoted bid price.  Securities which are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market.  Securities and other assets for which market quotations are not readily available or are considered to be unreliable due to significant market or other events are valued at their fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees, and will be classified as Level 2 or 3 (see below) within the fair value hierarchy, depending on the inputs used.  Factors in determining portfolio investments subject to fair value determination include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; infrequency of sales; thinness of the market; the size of reported trades; a temporary lapse in the provision of prices by any reliable pricing source; and actions of the securities or future markets, such as the suspension or limitation of trading.  Short-term instruments (those with remaining maturities of 60 days or less) may be valued at amortized cost, which approximates market value.

Accounting principles generally accepted in the United States (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Funds’ investments.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs
•	Level 3 – significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.  The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value the Funds’ investments by security type, as of June 30, 2012:

The Profit Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$11,518,375	$-	$-	$11,518,375
Money Market Funds	165,628	-	-	165,628
Total	$11,684,003	$-	$-	$11,684,003

The Profit Funds Investment Trust
Notes to Schedules of Investments (Continued)

The Profit Opportunity Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$298,404	$-	$-	$298,404
Money Market Funds	15,891	-	-	15,891
Total	$314,295	$-	$-	$314,295

Refer to each Fund’s Schedule of Investments for a listing of common stocks valued using Level 1 inputs by industry type.  During the quarter ended June 30, 2012, the Funds did not have any transfers in and out of any Level.  There were no Level 3 securities or derivative instruments held in the Funds as of or during the quarter ended June 30, 2012. It is the Funds’ policy to recognize transfers into and out of any Level at the end of the reporting period.

2.	Security transactions

Security transactions are accounted for on trade date. Gains and losses on securities sold are determined on a specific identification basis.

3.	Federal income tax

The following information is computed on a tax basis for each item as of June 30, 2012:

	The	The Profit
	Profit	Opportunity
	Fund	Fund

Cost of portfolio investments	$9,226,501	$327,619

Gross unrealized appreciation	$2,639,601	$29,644
Gross unrealized depreciation	(182,099)	(42,968)

Net unrealized appreciation (depreciation)	$2,457,502	$(13,324)

The difference between the federal income tax cost of portfolio investments and the Schedule of Investments cost for The Profit Fund is due to certain timing differences in the recognition of capital gains and losses under income tax regulations and GAAP.  These “book/tax” differences are temporary in nature and are primarily due to the tax deferral of losses on wash sales.

4.	Sector Risk

If a Fund has significant investments in the securities of issuers in industries within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector.  In addition, this may increase the risk of loss of an investment in the Fund and increase the volatility of the Fund’s net asset value per share.  As of June 30, 2012, The Profit Fund had 33.6% of the value of its net assets invested in stocks within the Information Technology sector.  From time to time, a particular set of circumstances may affect one of these sectors or other companies with the sectors.  For instance, economic or market factors, regulation or deregulation, and technological or other developments may negatively impact all companies in a particular sector and therefore the value of the Fund’s portfolio will be adversely affected.

Item 2.	Controls and Procedures.

(a)  Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b)   There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)):  Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Profit Funds Investment Trust

By (Signature and Title)*		/s/ Eugene A. Profit
Eugene A. Profit, President

Date	August 3, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Eugene A. Profit
Eugene A. Profit, President

Date	August 3, 2012

By (Signature and Title)*		/s/ Mark J. Seger
Mark J. Seger, Treasurer

Date	August 3, 2012

* Print the name and title of each signing officer under his or her signature.